Common Stock	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Common Stock
5.	Common Stock

On March 31, 2012 the Company issued 40,000,000 shares at $0.002 per share to settle $80,000 owing to its sole director, President and Chief Executive Officer and issued 22,000,000 shares at $0.002 per share to settle $44,000 of accrued expenses.